T. ROWE PRICE GLOBAL ALLOCATION FUND

January 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
ARGENTINA 0.2%

Common Stocks 0.2%
Globant (USD) (1)	647	79
MercadoLibre (USD) (1)	1,742	1,155
Tenaris (EUR)	2,456	26
Tenaris, ADR (USD)	14,753	305
Total Argentina (Cost $898)		1,565

AUSTRALIA 0.7%

Common Stocks 0.6%
Alumina	22,094	32
Australia & New Zealand Banking Group	14,187	241
BHP Group	30,748	788
BlueScope Steel	2,384	22
Challenger	35,006	207
Charter Hall Retail REIT	3,058	10
Cochlear	1,372	219
CSL	867	178
Dexus	3,052	26
Downer EDI	25,595	125
Evolution Mining	5,139	13
Fortescue Metals Group	5,285	39
Goodman Group	3,714	37
Incitec Pivot	45,505	99
Independence Group	55,432	224
Macquarie Group	3,464	331
Newcrest Mining	3,627	73
NEXTDC (1)	23,406	117
Northern Star Resources	10,293	89
oOh!media	32,172	72
Pendal Group	13,293	78
Regis Resources	2,598	8
Rio Tinto	2,107	137
Saracen Mineral Holdings (1)	1,433	4

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Scentre Group	61,217	157
South32	291,261	500
Steadfast Group	63,880	162
Suncorp Group	15,107	129
Telstra	26,467	67
Worley	32,111	321
		4,505
Corporate Bonds 0.1%
Ausgrid Finance, 3.85%, 5/1/23 (USD) (2)	105,000	110
Boral Finance, 3.00%, 11/1/22 (USD) (2)	10,000	10
Transurban Finance, 4.125%, 2/2/26 (USD) (2)	15,000	17
Westpac Banking, 2.15%, 3/6/20 (USD)	110,000	110
Woodside Finance, 3.70%, 3/15/28 (USD) (2)	67,000	71
Woodside Finance, 4.50%, 3/4/29 (USD) (2)	105,000	117
		435
Total Australia (Cost $4,552)		4,940

AUSTRIA 0.2%

Common Stocks 0.2%
BAWAG Group	19,584	846
Erste Group Bank (3)	11,109	408
Schoeller-Bleckmann Oilfield Equipment	107	5
voestalpine	452	11
Total Austria (Cost $1,210)		1,270

BELGIUM 0.3%

Common Stocks 0.3%
Anheuser-Busch InBev	6,037	455
Barco	353	88
Galapagos (1)	1,756	393
KBC Group	9,393	689
Umicore	6,123	282
Warehouses De Pauw, CVA	9,177	262
		2,169

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Corporate Bonds 0.0%
Anheuser-Busch InBev Worldwide, 4.90%, 2/1/46 (USD)	90,000	111
		111
Total Belgium (Cost $2,036)		2,280

BRAZIL 0.9%

Common Stocks 0.6%
Ambev, ADR (USD)	36,700	153
B3	23,300	261
Banco Bradesco, ADR (USD)	16,736	128
BR Malls Participacoes	37,980	164
Energias do Brasil	26,936	140
Grupo SBF (1)	12,300	113
Iguatemi Empresa de Shopping Centers	11,500	143
Lojas Renner	44,121	594
Pagseguro Digital, Class A (USD) (1)	4,727	154
Porto Seguro	9,800	152
Raia Drogasil	25,282	731
StoneCo, Class A (USD) (1)	24,064	1,045
Suzano	22,700	210
Transmissora Alianca de Energia Eletrica	17,987	130
Vale	11,094	130
XP, Class A (USD) (1)	4,275	172
		4,420
Preferred Stocks 0.3%
Banco Bradesco (4)	89,725	687
Gerdau (4)	4,558	22
Itau Unibanco Holding (4)	173,146	1,320
Marcopolo (4)	147,100	166
		2,195
Total Brazil (Cost $5,094)		6,615

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CANADA 1.1%

Common Stocks 0.9%
Agnico Eagle Mines	1,159	72
Alacer Gold (1)	3,784	18
Alamos Gold, Class A	951	6
Allied Properties Real Estate Investment Trust	514	21
Altus Group	6,100	200
B2Gold	2,113	9
Barrick Gold	8,472	157
Bausch Health (USD) (1)	2,616	72
Bombardier, Class B (1)	45,508	42
CAE	5,700	169
Canadian Apartment Properties	614	26
Canadian Pacific Railway	264	70
Canadian Pacific Railway (USD)	512	136
Centerra Gold (1)	523	4
Computer Modelling Group	2,640	16
Descartes Systems Group (1)	4,110	184
Detour Gold (1)	390	7
DIRTT Environmental Solutions (1)	30,667	79
Element Fleet Management	35,465	341
Enbridge (USD)	648	26
ERO Copper (1)	1,524	21
First Quantum Minerals	2,314	18
Franco-Nevada	2,725	310
Kelt Exploration (1)	2,139	6
Kinross Gold (1)	6,316	32
Kirkland Lake Gold	2,520	103
Lundin Mining	5,808	30
Magna International (USD)	15,127	767
National Bank of Canada	9,610	533
Osisko Gold Royalties	163	2
Restaurant Brands International (USD)	1,938	118
Sandstorm Gold (1)	1,023	7
SEMAFO (1)	1,490	3
Seven Generations Energy, Class A (1)	34,411	173
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Shopify, Class A (1)	1,938	903
Spin Master (1)	7,558	181
Sun Life Financial	9,550	449
Suncor Energy (USD)	695	21
TC Energy	3,750	206
TC Energy (USD)	23,480	1,287
Teck Resources, Class B (USD)	3,473	45
Torex Gold Resources (1)	263	4
West Fraser Timber	768	31
Wheaton Precious Metals	1,621	48
		6,953
Corporate Bonds 0.1%
Bank of Montreal, Series D, 3.10%, 4/13/21 (USD)	215,000	219
Bank of Nova Scotia, 3.125%, 4/20/21 (USD)	205,000	209
Canadian Natural Resources, 2.95%, 1/15/23 (USD)	175,000	180
Thomson Reuters, 3.35%, 5/15/26 (USD)	10,000	10
Toronto-Dominion Bank, 3.50%, 7/19/23 (USD)	235,000	249
TransCanada PipeLines, 2.50%, 8/1/22 (USD)	20,000	20
		887
Government Bonds 0.1%
Province of Alberta, 2.20%, 7/26/22 (USD)	130,000	132
Province of Alberta, 3.30%, 3/15/28 (USD)	135,000	151
Province of British Columbia, 2.00%, 10/23/22 (USD)	15,000	15
Province of Manitoba, 2.60%, 4/16/24 (USD)	270,000	281
Province of New Brunswick, 3.625%, 2/24/28 (USD)	250,000	282
Province of Ontario, 2.55%, 2/12/21 (USD)	115,000	116
Province of Quebec, 2.875%, 10/16/24 (USD)	50,000	53
		1,030
Total Canada (Cost $7,070)		8,870

CAYMAN ISLANDS 0.0%

Common Stocks 0.0%
ANT International, Class C, Acquisition Date: 6/7/18, Cost $45
(USD) (1)(5)(6)	8,048	52
		52
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Convertible Preferred Stocks 0.0%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $96 (USD)
(1)(5)(6)	1,944	151
		151
Total Cayman Islands (Cost $141)		203

CHILE 0.2%

Common Stocks 0.1%
Antofagasta (GBP)	30,954	334
Banco Santander Chile, ADR (USD)	25,268	507
		841
Corporate Bonds 0.1%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)	250,000	268
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD) (2)	220,000	223
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD) (2)	200,000	204
		695
Total Chile (Cost $1,652)		1,536

CHINA 3.2%

Common Stocks 2.7%
58. com, ADR (USD) (1)	8,864	493
AAC Technologies Holdings (HKD)	17,500	123
Alibaba Group Holding, ADR (USD) (1)	29,462	6,087
Anhui Conch Cement, H Shares (HKD)	75,000	479
Baidu, ADR (USD) (1)	3,553	439
Beijing Capital International Airport, H Shares (HKD)	130,000	105
Beijing Enterprises Holdings (HKD)	30,000	131
China Feihe (HKD) (1)	103,000	124
China Longyuan Power Group, H Shares (HKD)	239,000	141
China Mengniu Dairy (HKD)	242,000	888
China Resources Beer Holdings (HKD)	58,000	268
Country Garden Services Holdings (HKD)	271,000	876
CSPC Pharmaceutical Group (HKD)	92,000	202
Fosun International (HKD)	85,000	112

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Greentown Service Group (HKD)	122,000	129
Haier Electronics Group (HKD)	68,000	204
Hengan International Group (HKD)	31,500	229
Hope Education Group (HKD) (7)	658,000	131
Huazhu Group, ADR (USD)	13,388	462
JOYY, ADR (USD) (1)	3,151	191
Li Ning (HKD)	36,000	105
Luthai Textile, B Shares (HKD)	75,300	72
PICC Property & Casualty, H Shares (HKD)	470,000	503
Ping An Insurance Group, H Shares (HKD)	122,500	1,385
Renrui Human Resources Technology Holdings (HKD) (1)	23,500	119
Shandong Weigao Group Medical Polymer, Class H (HKD)	220,000	262
Shimao Property Holdings (HKD)	5,500	18
Sinopharm Group, H Shares (HKD)	17,600	57
SSY Group (HKD)	158,000	144
Sunny Optical Technology Group (HKD)	11,400	181
TAL Education Group, ADR (USD) (1)	6,104	305
Tencent Holdings (HKD)	95,054	4,533
Tencent Holdings, ADR (USD)	8,981	430
Tencent Music Entertainment Group, ADR (USD) (1)	12,100	154
Trip. com Group, ADR (USD) (1)	13,145	422
Tsingtao Brewery, H Shares (HKD)	48,000	266
Wise Talent Information Technology (HKD) (1)	47,600	107
Zhongsheng Group Holdings (HKD) (7)	34,000	125
		21,002
Common Stocks - China A Shares 0.4%
Anhui Conch Cement, A Shares (CNH)	20,500	139
BTG Hotels Group, A Shares (CNH)	59,473	143
Fuyao Glass Industry Group, A Shares (CNH)	37,600	131
Gree Electric Appliances of Zhuhai, A Shares (CNH)	111,200	993
Guangzhou Wondfo Biotech, A Shares (CNH)	19,220	167
Hangzhou Hikvision Digital Technology, A Shares (CNH)	46,700	234
Hualan Biological Engineering, A Shares (CNH)	21,800	112
Jiajiayue Group, A Shares (CNH)	39,800	130
Kweichow Moutai, A Shares (CNH)	3,430	505
Midea Group, A Shares (CNH)	22,500	171
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Yifeng Pharmacy Chain, A Shares (CNH)	30,100	357
Yixintang Pharmaceutical Group, A Shares (CNH)	32,151	103
		3,185
Convertible Preferred Stocks 0.0%
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15, Cost $9
(USD)(1)(5)(6)	344	18
		18
Corporate Bonds 0.1%
Baidu, 3.875%, 9/29/23 (USD)	210,000	222
State Grid Overseas Investment, 3.75%, 5/2/23 (USD) (2)	215,000	226
Tencent Holdings, 2.985%, 1/19/23 (USD) (2)	200,000	205
Weibo, 3.50%, 7/5/24 (USD)	255,000	264
		917
Total China (Cost $20,393)		25,122

COLOMBIA 0.0%
Common Stocks 0.0%
Grupo Aval Acciones y Valores, ADR (USD)	17,050	144
Total Colombia (Cost $137)		144

CZECH REPUBLIC 0.0%
Common Stocks 0.0%
Komercni banka	5,578	192
Total Czech Republic (Cost $207)		192

DENMARK 0.2%
Common Stocks 0.2%
Ambu, Class B	15,315	279
Ascendis Pharma, ADR (USD) (1)	650	88
Danske Bank	14,592	244
GN Store Nord	3,754	186
Netcompany Group (1)	3,348	151
Novo Nordisk, B Shares	13,892	846
		1,794
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Corporate Bonds 0.0%
Danske Bank, VR, 3.244%, 12/20/25 (USD) (2)(8)	335,000	344
		344
Total Denmark (Cost $1,840)		2,138

EGYPT 0.0%

Common Stocks 0.0%
Edita Food Industries, GDR (USD)	6,243	34
Integrated Diagnostics Holdings (USD)	20,481	90
Total Egypt (Cost $131)		124

FINLAND 0.2%

Common Stocks 0.2%
Huhtamaki	2,622	117
Kojamo	2,177	40
Konecranes	13,556	409
Nokia	28,752	112
Sampo, A Shares	7,303	331
Stora Enso, R Shares	21,214	275
Terveystalo	11,235	151
Wartsila	1,915	23
Total Finland (Cost $1,457)		1,458

FRANCE 2.2%

Common Stocks 2.0%
Air Liquide	10,351	1,497
Airbus	5,138	755
ArcelorMittal	2,340	34
AXA	38,743	1,030
BioMerieux	357	35
BNP Paribas	20,221	1,073
Capgemini	2,776	345
Criteo, ADR (USD) (1)	1,545	24
Dassault Aviation	701	853
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Edenred	3,777	204
Electricite de France	12,600	155
Engie	40,176	692
EssilorLuxottica	4,560	675
Eurofins Scientific (7)	440	237
Eutelsat Communications	13,271	199
Gecina	166	31
Ipsen	1,662	123
JCDecaux	15,297	409
Kering	474	290
L'Oreal	1,493	415
Legrand	2,390	191
LVMH Moet Hennessy Louis Vuitton	176	77
Orange	9,121	129
Sanofi	5,079	490
Schneider Electric	8,221	820
SEB	3,267	419
SMCP (1)(7)	11,184	97
Solocal Group (1)(7)	82,691	40
SPIE	5,878	114
Thales (3)	12,626	1,385
Tikehau Capital	4,190	107
TOTAL	41,322	2,012
Ubisoft Entertainment (1)(3)	4,050	307
Unibail-Rodamco-Westfield	974	132
Verallia (1)	9,880	362
		15,758
Corporate Bonds 0.2%
BPCE, 4.00%, 9/12/23 (USD) (2)	265,000	282
BPCE, 4.50%, 3/15/25 (USD) (2)	400,000	437
Credit Agricole, 3.75%, 4/24/23 (USD) (2)	250,000	264
Total Capital International, 2.434%, 1/10/25 (USD)	275,000	282
		1,265
Total France (Cost $16,234)		17,023

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
GEORGIA 0.0%

Common Stocks 0.0%
Georgia Capital (GBP) (1)	1,951	21
Georgia Healthcare Group (GBP)	13,062	21
Total Georgia (Cost $63)		42

GERMANY 1.7%

Common Stocks 1.5%
AIXTRON (1)	25,940	272
Allianz	5,139	1,227
Aumann	1,357	21
BASF	5,895	398
Bayer	15,374	1,234
BMW	1,611	115
Brenntag	1,856	96
Commerzbank	7,362	42
Covestro	3,618	152
Daimler	3,360	156
Deutsche Wohnen	7,837	332
E. ON	44,805	508
Evotec (1)(7)	6,482	174
Fresenius	6,811	348
GEA Group	20,380	610
HeidelbergCement	1,668	112
Hypoport (1)	336	118
Instone Real Estate Group (1)	6,675	173
KION Group	3,622	227
Knorr-Bremse	2,691	294
Munich Re	1,885	556
Norma Group	4,154	151
SAP	1,913	249
Scout24	14,406	990
SGL Carbon (1)	10,382	46
Shop Apotheke Europe (1)	1,991	101
Siemens	9,362	1,155
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Siemens Healthineers	5,750	270
Stroeer	1,972	156
Symrise	218	22
TeamViewer (1)	3,840	137
Telefonica Deutschland Holding	101,005	306
thyssenkrupp (1)	1,484	18
Zalando (1)	17,172	822
		11,588
Preferred Stocks 0.0%
Sartorius (4)	227	53
		53
Corporate Bonds 0.2%
Bayer U. S. Finance II, 3.50%, 6/25/21 (USD) (2)	310,000	317
BMW U. S. Capital, 2.95%, 4/14/22 (USD) (2)	295,000	302
BMW U. S. Capital, 3.25%, 8/14/20 (USD) (2)	285,000	287
Volkswagen Group of America Finance, 2.70%, 9/26/22 (USD)
(2)	330,000	335
		1,241
Total Germany (Cost $12,225)		12,882

HONG KONG 0.5%

Common Stocks 0.4%
AIA Group	191,400	1,896
CK Hutchison Holdings	65,260	577
Galaxy Entertainment Group	9,000	59
Hang Lung Properties	15,000	31
Hongkong Land Holdings (USD)	17,700	94
Impro Precision Industries (7)	214,000	80
JS Global Lifestyle (1)	160,000	104
Samsonite International	65,400	122
SITC International Holdings	167,000	197
Sun Hung Kai Properties	4,083	57
		3,217
Corporate Bonds 0.1%
AIA Group, 3.60%, 4/9/29 (USD) (2)	265,000	288
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
AIA Group, FRN, 3M USD LIBOR + 0.52%, 2.428%, 9/20/21
(USD) (2)	295,000	295
		583
Total Hong Kong (Cost $3,203)		3,800

HUNGARY 0.1%

Common Stocks 0.1%
OTP Bank	12,130	562
Total Hungary (Cost $503)		562

INDIA 0.6%

Common Stocks 0.6%
Axis Bank	26,695	273
Bharti Infratel	29,040	101
Blue Star	8,890	103
Cyient	12,694	88
Escorts	11,241	126
HDFC Bank	41,051	702
Hexaware Technologies	25,155	128
Housing Development Finance	47,258	1,599
ICICI Bank, ADR (USD)	8,900	130
Infosys	27,557	302
Maruti Suzuki India	3,600	348
NTPC	172,344	273
Petronet LNG	20,530	76
Power Grid of India	62,133	163
TeamLease Services (1)	2,835	102
Torrent Pharmaceuticals	5,111	138
Varroc Engineering	7,396	49
Total India (Cost $4,029)		4,701

INDONESIA 0.2%

Common Stocks 0.2%
Astra International	767,800	355

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Bank Central Asia	463,100	1,094
Bank Negara Indonesia Persero	189,100	99
Sarana Menara Nusantara	2,353,100	145
Total Indonesia (Cost $1,284)		1,693

IRELAND 0.3%
Common Stocks 0.1%
Cairn Homes	101,057	137
DCC (GBP)	5,347	432
		569
Corporate Bonds 0.2%
AerCap Ireland Capital, 3.30%, 1/23/23 (USD)	150,000	155
AerCap Ireland Capital, 4.125%, 7/3/23 (USD)	150,000	159
Avolon Holdings Funding, 3.95%, 7/1/24 (USD) (2)	70,000	74
Avolon Holdings Funding, 5.25%, 5/15/24 (USD) (2)	215,000	235
CRH America Finance, 3.95%, 4/4/28 (USD) (2)	400,000	441
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23 (USD)	300,000	309
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (USD) (2)	315,000	335
		1,708
Total Ireland (Cost $2,180)		2,277

ISRAEL 0.0%
Corporate Bonds 0.0%
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21 (USD)	15,000	15
Total Israel (Cost $15)		15

ITALY 0.8%
Common Stocks 0.7%
Amplifon	20,561	585
Banca Mediolanum	16,237	146
Brunello Cucinelli	2,556	93
Carel Industries	14,910	193
CNH Industrial	6,319	60
De' Longhi	4,581	86
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Eni	60,009	841
Ferrari (USD)	341	58
FinecoBank Banca Fineco	52,835	618
Freni Brembo	33,677	385
Hera	156,452	712
Intesa Sanpaolo	75,811	188
Italgas	50,871	338
Leonardo	6,225	76
Moncler	6,587	284
Piovan	7,189	47
Prysmian	40,790	905
Telecom Italia	181,072	95
		5,710
Corporate Bonds 0.1%
Enel Finance International, 4.25%, 9/14/23 (USD) (2)	215,000	230
Eni, Series X-R, 4.00%, 9/12/23 (USD) (2)	295,000	314
		544
Total Italy (Cost $5,685)		6,254

JAPAN 5.0%

Common Stocks 4.9%
Aida Engineering	9,700	78
Aisin Seiki	3,900	130
Aruhi (7)	6,800	111
Asahi Kasei	27,100	277
Asics	9,000	131
Astellas Pharma	58,200	1,028
Benefit One	9,700	170
Benesse Holdings	4,700	129
Bridgestone	3,100	110
Calbee	4,900	160
Capcom	2,700	76
Central Japan Railway	1,500	294
Chugai Pharmaceutical	5,900	604
Coca-Cola Bottlers Japan Holdings (7)	10,800	284
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CyberAgent (7)	12,100	482
Daiichi Sankyo	1,400	95
Daikin Industries	2,500	352
Daio Paper (7)	24,600	323
Demae-Can (7)	7,100	66
DeNA	3,400	56
Denka	2,900	78
DIC	9,400	246
Disco	1,500	346
Eiken Chemical	4,000	79
Electric Power Development	14,800	334
en-japan	1,900	76
Ezaki Glico	6,000	256
FamilyMart	3,400	74
Fancl	1,700	44
FANUC	1,300	237
Fast Retailing (7)	200	108
Freee KK (1)	3,400	98
FUJIFILM Holdings	3,200	159
Fujitec	19,900	324
Fujitsu	2,300	243
Fujitsu General	16,400	367
Fukuoka Financial Group	6,400	111
GMO Payment Gateway (7)	2,900	186
Hamamatsu Photonics	7,800	330
Hanwa	6,600	159
Heiwa Real Estate	7,200	212
Hikari Tsushin	1,500	369
Hitachi	4,400	168
Hitachi Metals	22,300	343
Honda Motor	4,700	120
Horiba	1,300	80
Hoshino Resorts REIT	66	339
Hoshizaki	6,000	552
Ibiden	800	18
Idec	3,500	62

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Industrial & Infrastructure Fund Investment (7)	78	120
Istyle (1)(7)	8,500	36
Isuzu Motors	10,900	107
Japan Tobacco	7,500	159
JFE Holdings	2,300	27
JGC Holdings	6,200	89
JINS Holdings	1,500	106
JMDC (1)(7)	2,600	130
Kansai Paint	11,900	285
Keyence	1,400	471
Kirin Holdings	16,200	356
Koito Manufacturing	1,800	78
Komatsu	4,300	95
Kubota	12,500	196
Kusuri no Aoki Holdings	300	18
Kyowa Kirin	10,900	256
Mabuchi Motor	6,600	240
Maeda	19,000	181
Matsumotokiyoshi Holdings	1,700	68
Mercari (1)(7)	1,100	19
METAWATER	3,400	131
Mitsubishi	11,300	290
Mitsubishi Electric	77,800	1,079
Mitsubishi Estate	10,600	208
Mitsubishi Heavy Industries	3,200	117
Mitsubishi Motors	54,900	205
Mitsubishi UFJ Financial Group	114,500	588
Mitsubishi UFJ Lease & Finance	24,000	150
Mitsui Fudosan	21,300	564
Mitsui Fudosan Logistics Park	7	34
Mitsui Mining & Smelting	6,600	156
Miura	18,100	627
Modec	5,900	130
Money Forward (1)(7)	3,800	175
Mori Hills REIT Investment	12	20
Murata Manufacturing	11,300	640

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Musashi Seimitsu Industry	10,400	121
NET One Systems	8,300	137
Nextage (7)	12,000	113
NGK Spark Plug	6,000	105
Nidec	700	88
Nifco	7,400	194
Nikkiso	7,400	92
Nintendo	400	147
Nippon Accommodations Fund	5	33
Nippon Ceramic (7)	5,700	127
Nippon Kanzai	2,000	36
Nippon Paint Holdings	2,900	139
Nippon Prologis REIT	11	32
Nippon Seiki	16,700	245
Nippon Shokubai	2,000	117
Nippon Soda	3,500	94
Nippon Steel	3,400	47
Nippon Telegraph & Telephone	79,800	2,035
Nipro	10,800	123
Nitto Boseki	3,700	154
NOF (7)	3,700	120
NTT DOCOMO	12,400	352
Obara Group	3,300	105
Omron	3,600	206
ORIX	11,100	188
Otsuka Holdings	12,300	546
Outsourcing	6,900	62
PALTAC	2,000	94
Pan Pacific International Holdings	11,500	186
Panasonic	22,100	220
Persol Holdings	14,000	250
Pigeon (7)	3,000	106
Pola Orbis Holdings	6,500	141
Recruit Holdings	18,100	705
Renesas Electronics (1)	14,200	89
Round One	8,800	82

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sakata INX	16,100	168
Sakata Seed	2,200	70
Sansan (1)	5,300	267
Sanwa Holdings	15,200	160
Sega Sammy Holdings	7,100	97
Seven & i Holdings	17,500	671
Shimadzu	5,800	163
Shimano	1,400	215
SMC	600	259
SMS	12,400	307
SoftBank (7)	12,700	174
SoftBank Group	15,400	622
Solasto	28,500	297
Sompo Holdings	4,700	176
Sony	3,700	259
Stanley Electric	22,400	577
Sumitomo	41,800	622
Sumitomo Densetsu	7,400	178
Sumitomo Electric Industries	10,200	136
Sumitomo Metal Mining	1,900	54
Sumitomo Mitsui Trust Holdings	5,300	195
Sumitomo Rubber Industries	8,200	90
Sumitomo Seika Chemicals	4,100	117
Suzuki Motor	13,600	622
Takeda Pharmaceutical	29,446	1,131
Takeda Pharmaceutical, ADR (USD)	5,359	103
TechnoPro Holdings	4,100	272
Terumo	3,700	133
THK	8,400	209
Tokio Marine Holdings	7,800	423
Tokyo Electron	2,000	440
Tokyo Tatemono	6,300	102
Tosoh	2,700	38
Toyo Tire	9,600	120
Toyota Motor	13,600	946
Trend Micro (1)	1,500	78

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
UT Group (7)	6,800	169
VT Holdings	15,900	65
Welcia Holdings	3,200	176
Yellow Hat	8,500	135
Yumeshin Holdings (7)	6,700	52
Z Holdings	88,100	350
Zojirushi	2,800	56
		38,350
Corporate Bonds 0.1%
Mitsubishi UFJ Financial Group, 3.535%, 7/26/21 (USD)	300,000	308
Panasonic, 2.536%, 7/19/22 (USD) (2)	200,000	203
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23 (USD)	340,000	360
Toyota Motor, 3.183%, 7/20/21 (USD)	295,000	302
		1,173
Total Japan (Cost $35,597)		39,523

KUWAIT 0.0%
Common Stocks 0.0%
National Bank of Kuwait	71,801	248
Total Kuwait (Cost $231)		248

LUXEMBOURG 0.0%
Common Stocks 0.0%
B&S Group	6,247	63
Shurgard Self Storage	569	21
Total Luxembourg (Cost $113)		84

MEXICO 0.1%
Common Stocks 0.1%
Concentradora Fibra Danhos	10,500	16
Grupo Aeroportuario del Sureste, ADR (USD)	1,029	199
Grupo Mexico, Series B	9,100	24
Industrias Penoles	1,417	15

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Wal-Mart de Mexico	141,593	414
		668
Corporate Bonds 0.0%
BBVA Bancomer, 4.375%, 4/10/24 (USD) (2)	150,000	162
		162
Total Mexico (Cost $725)		830

NETHERLANDS 1.4%

Common Stocks 1.3%
Aalberts	2,868	125
ABN AMRO Bank, CVA	22,470	391
Adyen (1)	254	233
Akzo Nobel	1,943	183
Argenx, ADR (USD) (1)	1,424	206
ASML Holding	4,933	1,384
ASML Holding (USD)	571	160
Basic-Fit (1)	3,791	140
Corbion	10,813	375
EQT (SEK) (1)	5,831	74
IMCD	2,652	229
ING Groep	49,708	540
Intertrust	7,693	137
Just Eat Takeaway. com (1)(7)	2,086	196
Kendrion	2,187	48
Koninklijke DSM	5,921	721
Koninklijke Philips	24,828	1,137
Koninklijke Vopak	8,253	442
NXP Semiconductors (USD) (3)	22,688	2,878
Prosus (1)	6,566	474
Unilever	4,256	248
Van Lanschot Kempen, CVA	4,452	95
		10,416
Corporate Bonds 0.1%
Cooperatieve Rabobank, 3.125%, 4/26/21 (USD)	250,000	255
ING Groep, 3.55%, 4/9/24 (USD)	255,000	270
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Shell International Finance, 3.25%, 5/11/25 (USD)	75,000	80
Unilever Capital, 3.00%, 3/7/22 (USD)	150,000	154
		759
Total Netherlands (Cost $9,071)		11,175

NEW ZEALAND 0.1%
Common Stocks 0.1%
Fisher & Paykel Healthcare	27,476	411
Xero (AUD) (1)	1,655	93
Total New Zealand (Cost $277)		504

NORWAY 0.1%
Common Stocks 0.1%
DNB	22,176	388
Equinor	19,702	356
Norsk Hydro	6,509	20
Storebrand	33,767	259
Yara International	1,737	63
Total Norway (Cost $1,028)		1,086

PANAMA 0.0%
Government Bonds 0.0%
Republic of Panama, 6.70%, 1/26/36 (USD)	25,000	36
Total Panama (Cost $28)		36

PERU 0.2%
Common Stocks 0.2%
Cia de Minas Buenaventura, ADR (USD)	1,316	17
Credicorp (USD)	4,072	841
Southern Copper (USD)	16,243	612
Total Peru (Cost $1,484)		1,470

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
PHILIPPINES 0.1%
Common Stocks 0.1%
SM Investments	34,721	660
Universal Robina	99,570	284
Total Philippines (Cost $848)		944

POLAND 0.0%
Common Stocks 0.0%
Powszechny Zaklad Ubezpieczen	10,682	111
		111
Government Bonds 0.0%
Republic of Poland, 3.25%, 4/6/26 (USD)	55,000	59
		59
Total Poland (Cost $165)		170

PORTUGAL 0.1%
Common Stocks 0.1%
Banco Comercial Portugues, Class R	331,560	70
Galp Energia	33,101	500
Jeronimo Martins	15,384	265
Total Portugal (Cost $836)		835

RUSSIA 0.4%
Common Stocks 0.4%
Alrosa	20,200	25
Mail. Ru Group, GDR (USD) (1)	18,237	429
MMC Norilsk Nickel	166	54
Sberbank of Russia, ADR (USD)	109,343	1,744
X5 Retail Group, GDR (USD)	8,200	300
Yandex, Class A (USD) (1)	5,397	242
Total Russia (Cost $2,295)		2,794

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SAUDI ARABIA 0.1%
Common Stocks 0.1%
Al Rajhi Bank	31,996	565
National Commercial Bank	11,765	147
		712
Corporate Bonds 0.0%
Saudi Arabian Oil, 2.875%, 4/16/24 (USD) (2)	245,000	252
		252
Total Saudi Arabia (Cost $896)		964

SINGAPORE 0.1%
Common Stocks 0.1%
DBS Group Holdings	10,900	201
Mapletree Industrial Trust	13,400	27
United Overseas Bank	28,500	532
Wilmar International	72,800	207
		967
Corporate Bonds 0.0%
United Overseas Bank, 3.20%, 4/23/21 (USD) (2)	200,000	203
		203
Total Singapore (Cost $997)		1,170

SOUTH AFRICA 0.4%
Common Stocks 0.4%
Absa Group	17,438	159
Anglo American Platinum	544	43
Anglogold Ashanti	1,825	37
Capitec Bank Holdings	2,249	201
Clicks Group	10,505	170
FirstRand	135,595	520
Gold Fields	3,667	24
Impala Platinum Holdings (1)	6,212	58
Naspers, N Shares	4,479	727
Northam Platinum (1)	2,867	24
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sanlam	87,779	430
Shoprite Holdings	44,509	345
Sibanye Gold (1)	9,888	25
Total South Africa (Cost $3,177)		2,763

SOUTH KOREA 1.1%

Common Stocks 1.0%
KT	5,175	110
KT, ADR (USD) (1)	9,768	102
LG Household & Health Care	1,413	1,478
NAVER	6,700	999
POSCO	285	52
Samsung Electronics	98,233	4,551
SK Hynix	7,470	568
		7,860
Preferred Stocks 0.1%
Samsung Electronics (4)	12,079	472
		472
Total South Korea (Cost $6,987)		8,332

SPAIN 0.6%

Common Stocks 0.6%
Acerinox	42,263	412
Aedas Homes (1)	20,442	463
Amadeus IT Group, A Shares	6,555	514
Bankinter	80,020	519
Cellnex Telecom	15,107	751
Cia De Distribucion Integral Logista Holdings	23,425	526
CIE Automotive	3,482	76
Grifols	12,215	410
Iberdrola	26,165	286
Indra Sistemas (1)	6,680	77
Inmobiliaria Colonial Socimi	29,129	390
Laboratorios Farmaceuticos Rovi	7,445	205

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Tecnicas Reunidas (1)	849	21
		4,650
Corporate Bonds 0.0%
Banco Santander, 3.848%, 4/12/23 (USD)	200,000	210
		210
Total Spain (Cost $4,175)		4,860

SUPRANATIONAL 0.0%

Corporate Bonds 0.0%
European Investment Bank, 1.625%, 12/15/20 (USD)	65,000	65
Total Supranational (Cost $65)		65

SWEDEN 0.8%

Common Stocks 0.8%
Ambea	16,017	129
Autoliv, SDR	7,005	542
Avanza Bank Holding	13,057	128
Boliden	3,852	91
Elekta, B Shares (7)	42,068	482
Epiroc, A Shares	29,338	339
Epiroc, B Shares	1,851	21
Essity, B Shares (3)	14,263	453
Getinge, B Shares	55,214	940
Hexagon, B Shares	4,676	254
Hufvudstaden, A Shares	1,406	28
Husqvarna, B Shares	43,080	325
LM Ericsson, B Shares	45,140	355
Lundin Petroleum	1,010	31
Nordea Bank	89,839	709
Nordea Bank (EUR)	972	8
Sandvik	7,161	131
Spotify Technology (USD) (1)	3,330	470
Svenska Handelsbanken, A Shares	35,400	347
Swedbank, A Shares	7,072	108
Thule Group	12,661	299
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Trelleborg, B Shares	2,612	43
		6,233
Corporate Bonds 0.0%
Svenska Handelsbanken, 3.35%, 5/24/21 (USD)	100,000	102
		102
Total Sweden (Cost $5,791)		6,335

SWITZERLAND 1.8%

Common Stocks 1.7%
ABB	14,946	348
Adecco Group	1,792	105
Alcon (1)	4,223	249
ams (1)(7)	2,103	85
DKSH Holding	2,765	143
dormakaba Holding	175	110
GAM Holding (1)(7)	7,130	22
Julius Baer Group	4,416	221
Lonza Group	914	375
Nestle	30,249	3,336
Novartis	25,941	2,451
PSP Swiss Property	930	141
Roche Holding	9,728	3,263
Sensirion Holding (1)	2,098	86
Tecan Group	1,148	324
Temenos	149	24
UBS Group	32,255	401
Zur Rose Group (1)	1,554	192
Zurich Insurance Group	4,092	1,699
		13,575
Corporate Bonds 0.1%
Credit Suisse Group, VR, 2.997%, 12/14/23 (USD) (2)(8)	250,000	256
Syngenta Finance, 3.698%, 4/24/20 (USD) (2)	205,000	206
		462
Total Switzerland (Cost $10,515)		14,037

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
TAIWAN 0.9%
Common Stocks 0.9%
Catcher Technology	20,000	158
China Steel	43,000	33
Largan Precision	7,000	1,087
Machvision	10,000	126
President Chain Store	36,000	354
Silergy	9,000	324
Sinbon Electronics	19,299	82
Taiwan Semiconductor Manufacturing	410,000	4,229
Taiwan Union Technology	32,000	131
Uni-President Enterprises	104,910	250
Wiwynn	7,000	161
Total Taiwan (Cost $4,712)		6,935

THAILAND 0.1%
Common Stocks 0.1%
Airports of Thailand	90,900	201
CP ALL	402,500	915
Total Thailand (Cost $994)		1,116

TURKEY 0.0%
Common Stocks 0.0%
BIM Birlesik Magazalar	20,733	169
Total Turkey (Cost $157)		169

UNITED ARAB EMIRATES 0.2%
Common Stocks 0.2%
Air Arabia (1)	257,133	107
First Abu Dhabi Bank	139,653	586
Network International Holdings (GBP) (1)	66,739	534
Total United Arab Emirates (Cost $972)		1,227

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
UNITED KINGDOM 3.4%

Common Stocks 3.3%
Abcam	21,121	388
AJ Bell	20,556	106
Amcor, CDI (AUD)	63,449	667
Anglo American	2,291	60
Ascential	80,152	385
ASOS (1)	12,685	513
AstraZeneca	7,352	719
AstraZeneca, ADR (USD)	9,302	453
Aviva	39,100	205
Bakkavor Group	31,786	57
Barclays, ADR (USD)	4,484	39
BHP Group	15,334	334
BP	13,380	81
BP, ADR (USD)	15,346	554
British American Tobacco	10,444	461
BT Group	78,910	167
Burberry Group	11,930	306
Cairn Energy (1)	5,149	11
Centamin	8,091	15
Cineworld Group (7)	72,297	169
Clarivate Analytics (USD) (1)	14,269	288
Close Brothers Group	2,478	46
Compass Group	10,461	259
Croda International	2,654	174
Derwent London	759	41
Diageo	9,415	372
Direct Line Insurance Group	55,131	246
Draper Esprit (1)	20,338	138
Farfetch, Class A (USD) (1)	6,239	76
First Derivatives	6,266	229
Funding Circle Holdings (1)	42,793	45
Genus	4,442	180
GlaxoSmithKline	19,732	463
GlaxoSmithKline, ADR (USD)	20,462	958
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Glencore	25,100	73
Grainger	4,610	18
Great Portland Estates	93,142	1,145
Helios Towers (1)	87,961	170
Hiscox	10,809	187
HomeServe	8,331	141
HSBC Holdings	21,625	157
Intermediate Capital Group	19,715	452
Investec	37,807	209
IP Group (1)	36,545	33
IQE (1)(7)	238,735	161
Johnson Matthey	22,815	782
Keywords Studios (7)	10,250	166
Kingfisher	82,904	223
LivaNova (USD) (1)	3,596	244
Lloyds Banking Group	1,466,488	1,095
London Stock Exchange Group	2,951	305
Meggitt	69,755	621
Melrose Industries	104,342	320
Mondi	1,304	27
Naked Wines (7)	15,875	44
National Grid	74,972	996
Next	2,043	186
Ocado Group (1)	19,496	314
Persimmon	6,958	280
Playtech	55,116	251
Polypipe Group	10,101	72
Prudential	30,564	543
Rathbone Brothers	1,842	48
Reckitt Benckiser Group	3,906	323
RELX	26,172	694
Renishaw	2,958	155
Rio Tinto	5,515	295
Rolls-Royce Holdings	19,800	174
Rotork	27,960	112
Royal Dutch Shell, B Shares	28,531	750

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Royal Dutch Shell, Class B, ADR (USD)	7,100	378
RSA Insurance Group	23,240	169
Shaftesbury	1,333	16
Smith & Nephew	7,165	172
Smiths Group	7,453	166
Spirax-Sarco Engineering	1,360	160
Standard Chartered	23,712	197
Syncona (9)	39,161	111
Trainline (1)	28,950	180
Travis Perkins	17,643	360
Tyman	29,354	105
Unilever	16,885	1,007
UNITE Group	1,551	26
Victrex	9,875	288
Vodafone Group	138,802	273
Vodafone Group, ADR (USD)	19,864	390
WANdisco (1)	10,362	62
Watches of Switzerland Group (1)	25,186	124
Weir Group	5,635	100
WPP	41,012	510
Xaar (1)	18,601	10
YouGov	24,701	211
		25,986
Convertible Preferred Stocks 0.0%
Roofoods, Series G, Acquisition Date: 5/16/19, Cost $48 (USD)
(1)(5)(6)	116	48
		48
Corporate Bonds 0.1%
Experian Finance, 2.75%, 3/8/30 (USD) (2)	200,000	203
HSBC Holdings, 5.10%, 4/5/21 (USD)	20,000	21
RELX Capital, 3.50%, 3/16/23 (USD)	45,000	47
Royal Bank of Scotland Group, VR, 4.519%, 6/25/24 (USD) (8)	300,000	322
Vodafone Group, 3.75%, 1/16/24 (USD)	180,000	192
WPP Finance, 3.625%, 9/7/22 (USD)	290,000	302
		1,087
Total United Kingdom (Cost $25,316)		27,121
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

UNITED STATES 67.5%

Common Stocks 25.3%
Abbott Laboratories	550	48
AbbVie	33,583	2,721
Acadia Realty Trust, REIT	2,199	55
Advanced Micro Devices (1)	7,218	339
AGCO	211	15
Agilent Technologies	1,527	126
Air Products & Chemicals	422	101
Alexander & Baldwin, REIT	1,017	22
Alexandria Real Estate Equities, REIT	730	119
Alexion Pharmaceuticals (1)	6,480	644
Alphabet, Class A (1)	466	668
Alphabet, Class C (1)	5,943	8,524
Altice USA, Class A (1)	16,098	440
Amazon. com (1)	4,074	8,184
Ameren	3,021	248
American Campus Communities, REIT	1,875	86
American Electric Power	8,875	925
American Express	6,475	841
American International Group	70,982	3,568
American Tower, REIT	33	8
Amgen	357	77
Anthem	3,563	945
Apple	15,181	4,699
Applied Materials	28,545	1,655
Aptiv	2,610	221
Atlassian, Class A (1)	643	95
Atmos Energy	297	35
Automatic Data Processing	284	49
AvalonBay Communities, REIT	3,736	810
Avery Dennison	193	25
Ball	6,535	472
Bank of America	24,246	796
Becton Dickinson & Company	6,794	1,870
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Biogen (1)	1,735	466
Boeing	8,447	2,688
Booking Holdings (1)	496	908
Booz Allen Hamilton Holding	3,995	312
Boston Properties, REIT	333	48
Boston Scientific (1)	22,365	936
Broadcom	5,330	1,627
Camden Property Trust, REIT	872	98
Capital One Financial	3,698	369
Carvana (1)	1,777	141
Caterpillar	160	21
Cboe Global Markets	2,293	283
Centene (1)	5,841	367
CenterPoint Energy	11,845	314
Ceridian HCM Holding (1)	6,420	471
CF Industries Holdings	11,203	451
Charles Schwab	9,870	450
Chevron	258	28
Chipotle Mexican Grill (1)	42	36
Chubb	11,133	1,692
Cigna	4,326	832
Cintas	255	71
Cisco Systems	5,127	236
Citigroup	15,668	1,166
CME Group	2,150	467
Comcast, Class A	1,118	48
Conagra Brands	9,130	301
Concho Resources	1,285	97
ConocoPhillips	12,283	730
Constellation Brands, Class A	64	12
Continental Resources	5,080	138
Cooper	771	267
CoStar Group (1)	461	301
Coupa Software (1)	63	10
CubeSmart, REIT	2,657	84
Cummins	1,269	203

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CyrusOne, REIT	259	16
Danaher	26,287	4,229
Deere	5,559	882
Devon Energy	1,093	24
Diamondback Energy	544	40
Digital Realty Trust, REIT (7)	465	57
DocuSign (1)	4,176	328
Dollar General	3,833	588
Dollar Tree (1)	3,320	289
Douglas Emmett, REIT	2,613	108
Dover	1,450	165
Dril-Quip (1)	261	11
DuPont de Nemours	1,083	55
E*TRADE Financial	11,455	488
EastGroup Properties, REIT	245	33
Edison International	22,697	1,737
Elanco Animal Health (1)	30,411	940
Electronic Arts (1)	952	103
Entergy	9,888	1,300
Envista Holdings (1)	14,601	432
EOG Resources	23,234	1,694
EPAM Systems (1)	948	216
EPR Properties, REIT	60	4
Equifax	4,494	674
Equinix, REIT	124	73
Equitable Holdings	40,414	971
Equity LifeStyle Properties, REIT	703	51
Equity Residential, REIT	2,112	175
Essex Property Trust, REIT	437	135
Eversource Energy	324	30
Exact Sciences (1)	1,012	94
Exxon Mobil	393	24
Facebook, Class A (1)	27,404	5,533
Federal Realty Investment Trust, REIT	435	54
Fidelity National Information Services	11,647	1,673

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Fifth Third Bancorp	23,883	679
First Industrial Realty Trust, REIT	536	23
Fiserv (1)	6,953	825
FleetCor Technologies (1)	5,160	1,627
Flowserve	428	20
Fortive	235	18
Fortune Brands Home & Security	1,636	112
Freeport-McMoRan	81,462	904
General Electric	380,718	4,740
Global Payments	9,171	1,792
Goldman Sachs Group	2,064	491
Halliburton	1,921	42
Hartford Financial Services	864	51
HCA Healthcare	11,317	1,571
Healthcare Realty Trust, REIT	3,219	116
Healthcare Trust of America, Class A, REIT	3,080	99
Highwoods Properties, REIT	598	30
Hilton Worldwide Holdings	4,967	535
Honeywell International	2,600	450
Host Hotels & Resorts, REIT	2,326	38
Hudson Pacific Properties, REIT	969	35
Humana	783	263
IAC/InterActiveCorp (1)	1,375	335
IHS Markit	908	72
Intercontinental Exchange	6,120	610
International Paper	5,452	222
Intuit	6,180	1,733
Intuitive Surgical (1)	2,526	1,414
Jacobs Engineering Group	6,995	647
JBG SMITH Properties, REIT	15,614	633
JPMorgan Chase	27,916	3,695
Kansas City Southern	1,418	239
Keysight Technologies (1)	9,670	899
Kilroy Realty, REIT	566	47
KLA	837	139
Kosmos Energy	3,160	16

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

L3Harris Technologies	737	163
Lam Research	480	143
Las Vegas Sands	6,083	397
Liberty Latin America, Class C (1)	7,267	122
Linde	14,349	2,915
Linde (EUR)	1,264	257
Littelfuse	988	175
Lululemon Athletica (1)	1,038	248
Macerich, REIT (7)	2,800	62
Magnolia Oil & Gas, Class A (1)	1,304	14
Marathon Petroleum	428	23
MarketAxess Holdings	589	209
Marriott International, Class A	4,637	649
Marsh & McLennan	9,402	1,052
Marvell Technology Group	8,175	197
Mastercard, Class A	9,632	3,043
Match Group (1)	842	66
Maxim Integrated Products	12,745	766
McDonald's	6,207	1,328
Medtronic	6,923	799
Merck	8,765	749
MetLife	11,732	583
Microchip Technology (7)	329	32
Micron Technology (1)	22,634	1,202
Microsoft	64,595	10,996
Molina Healthcare (1)	2,180	268
Monster Beverage (1)	6,494	432
Morgan Stanley	40,623	2,123
Motorola Solutions	8,142	1,441
National Retail Properties, REIT	121	7
Netflix (1)	5,395	1,862
Newmont Goldcorp	3,376	152
Newmont Goldcorp (CAD) (6)	618	28
NextEra Energy	19,458	5,219
NIKE, Class B	2,807	270
NiSource	10,495	308

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Norfolk Southern	3,093	644
Northrop Grumman	1,801	675
Nucor	1,125	53
NVIDIA	2,391	565
O'Reilly Automotive (1)	1,014	412
Occidental Petroleum	27,571	1,095
PACCAR	28	2
Packaging Corp. of America	9,886	947
Paramount Group, REIT	1,230	17
Parsley Energy, Class A	594	10
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81
(1)(5)(6)	21,572	55
Paycom Software (1)	496	158
PayPal Holdings (1)	7,553	860
Pebblebrook Hotel Trust, REIT	349	8
Philip Morris International	3,892	322
Phillips 66	301	28
Pioneer Natural Resources	766	103
PPG Industries	6,086	729
Prologis, REIT	32,738	3,041
PS Business Parks, REIT	153	26
Public Storage, REIT	666	149
Quaker Chemical	159	26
QUALCOMM	41,335	3,526
Rayonier, REIT	1,070	33
Realty Income, REIT	244	19
Regency Centers, REIT	1,221	76
Rexford Industrial Realty, REIT	738	36
Roper Technologies	3,909	1,492
Ross Stores	10,065	1,129
Royal Caribbean Cruises	5,545	649
RPM International	709	51
S&P Global	1,086	319
salesforce. com (1)	10,628	1,938
Sanderson Farms	238	33
Schlumberger	1,459	49
Seattle Genetics (1)	275	30
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sempra Energy	18,753	3,012
ServiceNow (1)	5,013	1,696
Sherwin-Williams	317	177
Simon Property Group, REIT	430	57
Skyworks Solutions	1,636	185
SL Green Realty, REIT	1,204	111
Slack Technologies, Class A (1)	7,101	147
Snap, Class A (1)	56,214	1,033
Southern	18,688	1,316
Spirit Realty Capital, REIT	69	4
Splunk (1)	5,459	848
Stanley Black & Decker	1,232	196
State Street	11,107	840
Steel Dynamics	820	25
Stryker	7,702	1,623
Sunstone Hotel Investors, REIT	3,814	48
Synopsys (1)	4,794	707
TD Ameritrade Holding	5,819	276
Teladoc Health (1)	4,405	448
Teleflex	54	20
Terreno Realty, REIT	1,349	77
Texas Instruments	13,575	1,638
Thermo Fisher Scientific	9,338	2,925
TJX	1,321	78
Toro	312	25
Tyson Foods, Class A	28,335	2,341
Union Pacific	3,763	675
United Airlines Holdings (1)	2,296	172
United Parcel Service, Class B	3,913	405
United Rentals (1)	54	7
UnitedHealth Group	9,563	2,605
Urban Edge Properties, REIT	1,224	23
Valero Energy	216	18
Valmont Industries	85	12
Veeva Systems, Class A (1)	248	36
Venture Global LNG, Series C, Acquisition Date: 10/16/17, Cost
$4 (1)(5)(6)	1	5
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

VEREIT, REIT	718	7
Vertex Pharmaceuticals (1)	4,914	1,116
VF	1,067	89
Visa, Class A	19,519	3,884
VMware, Class A (1)	2,997	444
Vornado Realty Trust, REIT	775	51
Vulcan Materials	2,663	377
Walmart	383	44
Walt Disney	5,119	708
Waste Connections	3,805	366
Wells Fargo	8,219	386
Westlake Chemical	349	21
Weyerhaeuser, REIT	1,264	37
Willis Towers Watson	8,767	1,852
Wix. com (1)	3,624	517
Workday, Class A (1)	3,049	563
WP Carey, REIT	378	32
WPX Energy (1)	1,521	18
Wynn Resorts	4,040	510
Xcel Energy	426	29
Xilinx	6,694	566
Xylem	231	19
Yum! Brands	8,339	882
Zimmer Biomet Holdings	3,287	486
Zoetis	706	95
		199,003
Convertible Preferred Stocks 0.2%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	2,361	155
Broadcom, Series A, 8.00%, 9/30/22	211	243
Elanco Animal Health, 5.00%, 2/1/23	636	35
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $3 (1)(5)(6)	163	4
Fortive, Series A, 5.00%, 7/1/21	104	100
Rivian Automotive, Series D, Acquisition Date: 12/23/19, Cost
$137 (1)(5)(6)	12,707	136
Sempra Energy, Series A, 6.00%, 1/15/21	1,415	179
Sempra Energy, Series B, 6.75%, 7/15/21	687	86
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Southern, Series A, 6.75%, 8/1/22	7,255	416
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $54 (1)(5)(6)	1,365	54
Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $9 (1)(5)(6)	229	9
		1,417
Corporate Bonds 3.9%
AbbVie, 2.95%, 11/21/26 (2)	145,000	150
AbbVie, 3.60%, 5/14/25	240,000	256
AbbVie, 4.50%, 5/14/35	30,000	35
Agilent Technologies, 3.875%, 7/15/23	65,000	69
AHS Hospital, 5.024%, 7/1/45	20,000	26
AIG Global Funding, 2.15%, 7/2/20 (2)	25,000	25
AIG Global Funding, 3.35%, 6/25/21 (2)	130,000	133
Air Lease, 2.50%, 3/1/21	85,000	86
Air Lease, 3.50%, 1/15/22	75,000	77
Air Lease, 3.625%, 4/1/27	45,000	48
Alexandria Real Estate Equities, 4.00%, 1/15/24	30,000	32
Altria Group, 4.75%, 5/5/21	20,000	21
Amazon. com, 2.80%, 8/22/24	50,000	52
Amazon. com, 3.875%, 8/22/37	150,000	176
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26	25,429	27
American Airlines PTT, Series 2015-1, Class A, 3.375%, 5/1/27	27,213	28
American Airlines PTT, Series 2019-1, Class Aa, 3.15%, 2/15/32	185,000	195
American Campus Communities Operating Partnership,
3.625%, 11/15/27	230,000	247
American Express, 2.20%, 10/30/20	105,000	105
American Express Credit, 2.20%, 3/3/20	95,000	95
American International Group, 3.30%, 3/1/21	270,000	274
Analog Devices, 2.85%, 3/12/20	75,000	75
Anthem, 2.50%, 11/21/20	50,000	50
Anthem, 4.101%, 3/1/28	130,000	144
Anthem, 4.65%, 1/15/43	20,000	23
Aon, 2.20%, 11/15/22	195,000	197
Aon, 2.80%, 3/15/21	65,000	66
Aon, 3.875%, 12/15/25	25,000	27
Appalachian Power, 4.45%, 6/1/45	40,000	48
Apple, 3.20%, 5/13/25	260,000	279

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Apple, 3.20%, 5/11/27	300,000	324
Aptiv, 4.15%, 3/15/24	15,000	16
AT&T, 3.00%, 6/30/22	150,000	154
AutoZone, 3.125%, 4/21/26	170,000	179
AutoZone, 3.75%, 6/1/27	70,000	76
Baltimore Gas & Electric, 3.35%, 7/1/23	225,000	235
Bank of America, 3.50%, 4/19/26	400,000	430
Bank of America, 4.45%, 3/3/26	50,000	56
Bank of America, FRN, 3M USD LIBOR + 0.65%, 2.597%,
6/25/22	250,000	251
Bank of America, VR, 3.55%, 3/5/24 (8)	100,000	105
Bank of America, VR, 4.244%, 4/24/38 (8)	120,000	143
Becton Dickinson & Company, 3.70%, 6/6/27	183,000	199
Berkshire Hathaway, 2.75%, 3/15/23	35,000	36
Berkshire Hathaway Energy, 5.15%, 11/15/43	25,000	33
Biogen, 3.625%, 9/15/22	90,000	94
Boardwalk Pipelines, 4.95%, 12/15/24	10,000	11
Booking Holdings, 3.65%, 3/15/25	30,000	33
Bristol-Myers Squibb, 2.90%, 7/26/24 (2)	255,000	266
Bristol-Myers Squibb, 3.55%, 8/15/22 (2)	250,000	261
Brixmor Operating Partnership, 3.875%, 8/15/22	20,000	21
Brixmor Operating Partnership, 3.90%, 3/15/27	25,000	27
Broadcom, 2.20%, 1/15/21	135,000	135
Broadcom, 3.00%, 1/15/22	110,000	112
Burlington Northern Santa Fe, 3.05%, 9/1/22	65,000	67
Cameron LNG, 2.902%, 7/15/31 (2)	40,000	41
Cameron LNG, 3.701%, 1/15/39 (2)	30,000	32
Capital One Financial, 3.20%, 1/30/23	230,000	238
Capital One Financial, 3.45%, 4/30/21	135,000	138
Cardinal Health, 3.41%, 6/15/27	125,000	131
Cardinal Health, 3.75%, 9/15/25	80,000	86
Caterpillar Financial Services, 3.15%, 9/7/21	250,000	256
CC Holdings, 3.849%, 4/15/23	25,000	26
Centra Health, 4.70%, 1/1/48	385,000	453
Charter Communications Operating, 4.50%, 2/1/24	250,000	272
Charter Communications Operating, 4.908%, 7/23/25	50,000	56
Cigna, 3.25%, 4/15/25 (2)	250,000	262
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Cigna, 3.75%, 7/15/23	175,000	185
Citibank, 3.40%, 7/23/21	250,000	256
Citigroup, 4.45%, 9/29/27	70,000	78
Citigroup, VR, 3.887%, 1/10/28 (8)	315,000	346
Citigroup, VR, 4.075%, 4/23/29 (8)	100,000	112
CMS Energy, 4.875%, 3/1/44	25,000	32
Columbia Pipeline Group, 3.30%, 6/1/20	40,000	40
Comcast, 2.65%, 2/1/30	225,000	232
CommonSpirit Health, 2.76%, 10/1/24	95,000	98
CommonSpirit Health, 2.95%, 11/1/22	25,000	26
Concho Resources, 3.75%, 10/1/27	25,000	26
Crown Castle International, 3.70%, 6/15/26	40,000	43
Crown Castle International, 4.75%, 5/15/47	30,000	36
Crown Castle Towers, 3.72%, 7/15/23 (2)	125,000	130
CVS Health, 3.25%, 8/15/29	225,000	233
CVS Health, 3.50%, 7/20/22	40,000	41
Daimler Finance North America, 2.30%, 2/12/21 (2)	150,000	150
DCP Midstream Operating, 3.875%, 3/15/23	25,000	26
Delta Air Lines, 2.875%, 3/13/20	125,000	125
Delta Air Lines, 3.80%, 4/19/23	75,000	78
Delta Air Lines PTT, Series 2015-1, Class B, 4.25%, 7/30/23	27,990	29
Diamondback Energy, 2.875%, 12/1/24	270,000	274
Discover Financial Services, 3.75%, 3/4/25	15,000	16
Discover Financial Services, 3.85%, 11/21/22	95,000	100
Dominion Energy, 2.579%, 7/1/20	230,000	231
Dow Chemical, 3.15%, 5/15/24	90,000	94
Eaton Vance, 3.625%, 6/15/23	15,000	16
Ecolab, 3.25%, 12/1/27	265,000	287
Elanco Animal Health, 3.912%, 8/27/21	30,000	31
Energy Transfer Operating, 5.25%, 4/15/29	120,000	136
Equitable Holdings, 3.90%, 4/20/23	45,000	48
Eversource Energy, 3.30%, 1/15/28	15,000	16
Express Scripts Holding, 2.60%, 11/30/20	145,000	146
Federal Realty Investment Trust, 2.55%, 1/15/21	60,000	60
Fidelity National Information Services, 4.25%, 5/15/28	135,000	155
Fifth Third Bancorp, 4.30%, 1/16/24	65,000	70

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Fifth Third Bank, 3.35%, 7/26/21	250,000	256
FirstEnergy, Series C, 7.375%, 11/15/31	60,000	87
FirstEnergy Transmission, 4.35%, 1/15/25 (2)	65,000	71
Fiserv, 3.20%, 7/1/26	100,000	106
Florida Gas Transmission, 3.875%, 7/15/22 (2)	20,000	21
Florida Gas Transmission, 4.35%, 7/15/25 (2)	215,000	235
Ford Motor Credit, 3.47%, 4/5/21	200,000	203
GATX, 2.60%, 3/30/20	205,000	205
GE Capital International Funding, 4.418%, 11/15/35	200,000	224
General Dynamics, 2.875%, 5/11/20	260,000	261
General Motors, 4.00%, 4/1/25	55,000	59
General Motors Financial, 3.55%, 7/8/22	205,000	212
George Washington University, Series 2014, 4.30%, 9/15/44	15,000	19
Georgia Power, 2.00%, 9/8/20	185,000	185
Gilead Sciences, 3.25%, 9/1/22	20,000	21
Goldman Sachs Group, 2.75%, 9/15/20	115,000	115
Goldman Sachs Group, 3.00%, 4/26/22	125,000	127
Goldman Sachs Group, 3.50%, 1/23/25	300,000	319
Goldman Sachs Group, 3.85%, 1/26/27	115,000	124
Goldman Sachs Group, 5.15%, 5/22/45	15,000	19
Goldman Sachs Group, 6.75%, 10/1/37	10,000	14
Hackensack Meridian Health, 4.211%, 7/1/48	155,000	186
Harley-Davidson Financial Services, 3.55%, 5/21/21 (2)	200,000	204
Hasbro, 3.00%, 11/19/24	150,000	154
HCA, 4.125%, 6/15/29	235,000	255
Healthcare Realty Trust, 3.625%, 1/15/28	30,000	32
High Street Funding Trust I, 4.111%, 2/15/28 (2)	100,000	111
Hyatt Hotels, 3.375%, 7/15/23	30,000	31
Hyundai Capital America, 3.45%, 3/12/21 (2)	170,000	172
Indiana University Health Obligated Group, 3.97%, 11/1/48	145,000	175
Intercontinental Exchange, 3.45%, 9/21/23	275,000	291
Intercontinental Exchange, 3.75%, 12/1/25	75,000	82
International Paper, 5.00%, 9/15/35	35,000	43
Interpublic Group, 3.50%, 10/1/20	30,000	30
Interpublic Group, 4.00%, 3/15/22	55,000	57
ITC Holdings, 2.70%, 11/15/22	95,000	97

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

John Deere Capital, 2.35%, 1/8/21	75,000	76
JPMorgan Chase, 3.375%, 5/1/23	410,000	428
JPMorgan Chase, VR, 3.559%, 4/23/24 (8)	125,000	131
JPMorgan Chase, VR, 3.882%, 7/24/38 (8)	160,000	183
Kansas City Southern, 2.875%, 11/15/29	55,000	57
Kansas City Southern, 4.30%, 5/15/43	25,000	29
Kentucky Utilities, 4.375%, 10/1/45	65,000	78
Keurig Dr Pepper, 3.551%, 5/25/21	265,000	271
KeyBank, 3.35%, 6/15/21	260,000	266
KeyCorp, 2.90%, 9/15/20	40,000	40
Keysight Technologies, 4.55%, 10/30/24	230,000	255
Kilroy Realty, 3.45%, 12/15/24	40,000	42
Kilroy Realty, 4.25%, 8/15/29	25,000	28
Kilroy Realty, 4.375%, 10/1/25	15,000	17
Kimco Realty, 3.40%, 11/1/22	20,000	21
L3Harris Technologies, 4.854%, 4/27/35	50,000	61
Liberty Mutual Group, 4.25%, 6/15/23 (2)	10,000	11
Liberty Mutual Group, 4.85%, 8/1/44 (2)	20,000	25
Life Storage, 4.00%, 6/15/29	145,000	159
LYB International Finance II, 3.50%, 3/2/27	300,000	318
M&T Bank, 3.55%, 7/26/23	345,000	366
Marsh & McLennan, 3.30%, 3/14/23	10,000	10
Marsh & McLennan, 3.50%, 6/3/24	115,000	122
MassMutual Global Funding II, 1.95%, 9/22/20 (2)	200,000	200
Medstar Health, 3.626%, 8/15/49	130,000	140
Metropolitan Life Global Funding I, 2.05%, 6/12/20 (2)	150,000	150
Microchip Technology, 3.922%, 6/1/21	40,000	41
Micron Technology, 4.185%, 2/15/27	100,000	109
Microsoft, 4.20%, 11/3/35	90,000	111
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (2)	110,000	123
Mississippi Power, 3.95%, 3/30/28	170,000	188
Morgan Stanley, 3.125%, 1/23/23	485,000	503
Morgan Stanley, 4.10%, 5/22/23	200,000	213
Morgan Stanley, 4.30%, 1/27/45	45,000	55
Morgan Stanley, VR, 3.971%, 7/22/38 (8)	135,000	154
MPLX, FRN, 3M USD LIBOR + 1.10%, 2.985%, 9/9/22	210,000	211

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

National Rural Utilities Cooperative Finance, 2.35%, 6/15/20	10,000	10
National Rural Utilities Cooperative Finance, 2.90%, 3/15/21	145,000	147
New York Life Global Funding, 3.25%, 8/6/21 (2)	135,000	138
NextEra Energy Capital Holdings, Series H, 3.342%, 9/1/20	250,000	250
NiSource, 3.49%, 5/15/27	215,000	231
NiSource, 3.95%, 3/30/48	105,000	114
Nissan Motor Acceptance, 3.65%, 9/21/21 (2)	110,000	113
Northern Trust, 3.95%, 10/30/25	25,000	27
Nucor, 3.95%, 5/1/28	130,000	145
O'Reilly Automotive, 3.60%, 9/1/27	145,000	158
O'Reilly Automotive, 3.80%, 9/1/22	125,000	131
Occidental Petroleum, 2.90%, 8/15/24	210,000	214
Occidental Petroleum, 3.40%, 4/15/26	75,000	78
Omnicom Group, 3.60%, 4/15/26	50,000	54
Omnicom Group, 3.65%, 11/1/24	50,000	54
Oracle, 2.40%, 9/15/23	300,000	307
PACCAR Financial, 3.10%, 5/10/21	175,000	178
Packaging Corp of America, 3.65%, 9/15/24	15,000	16
Paypal Holdings, 2.40%, 10/1/24	345,000	352
Penske Truck Leasing, 3.20%, 7/15/20 (2)	65,000	65
Perrigo Finance, 4.375%, 3/15/26	200,000	214
PNC Financial Services Group, 3.30%, 3/8/22	20,000	21
President & Fellows of Harvard College, 3.619%, 10/1/37	25,000	28
Pricoa Global Funding I, 3.45%, 9/1/23 (2)	270,000	286
Principal Financial Group, 3.30%, 9/15/22	25,000	26
Principal Financial Group, 3.40%, 5/15/25	35,000	37
Providence Health & Services Obligated Group, 4.379%,
10/1/23	25,000	27
QUALCOMM, 3.25%, 5/20/27	107,000	115
QVC, 4.85%, 4/1/24	20,000	21
Regency Centers, 4.125%, 3/15/28	35,000	39
Reinsurance Group of America, 5.00%, 6/1/21	20,000	21
Republic Services, 3.375%, 11/15/27	230,000	248
Roper Technologies, 2.95%, 9/15/29	60,000	62
Roper Technologies, 3.00%, 12/15/20	50,000	51
Roper Technologies, 3.80%, 12/15/26	50,000	55
Sabine Pass Liquefaction, 4.20%, 3/15/28	50,000	53
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SBA Tower Trust, 2.836%, 1/15/25 (2)	250,000	258
Sempra Energy, 2.40%, 2/1/20	235,000	235
Simon Property Group, 3.375%, 10/1/24	45,000	48
Spectra Energy Partners, 3.375%, 10/15/26	40,000	43
Spectra Energy Partners, 4.75%, 3/15/24	170,000	186
State Street, 2.55%, 8/18/20	65,000	65
State Street, 3.10%, 5/15/23	25,000	26
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (2)	130,000	156
Time Warner Cable, 4.00%, 9/1/21	10,000	10
Time Warner Cable, 5.00%, 2/1/20	10,000	10
Time Warner Cable, 6.55%, 5/1/37	13,000	17
Time Warner Cable, 6.75%, 6/15/39	13,000	17
Toyota Motor Credit, 2.95%, 4/13/21	250,000	254
Trinity Health, 4.125%, 12/1/45	25,000	29
Truist Bank, VR, 3.502%, 8/2/22 (8)	350,000	358
Union Pacific, 4.75%, 9/15/41	10,000	13
United Airlines PTT, Series 2014-1, Class B, 4.75%, 4/11/22	2,949	3
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26	3,868	4
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30	330,444	343
United Technologies, 3.35%, 8/16/21	145,000	149
UnitedHealth Group, 3.75%, 7/15/25	40,000	44
Ventas Realty, 3.25%, 8/15/22	20,000	21
Verizon Communications, 2.625%, 8/15/26	230,000	238
Verizon Communications, 5.15%, 9/15/23	25,000	28
Visa, 2.15%, 9/15/22	90,000	91
Visa, 4.15%, 12/14/35	90,000	110
Vistra Operations, 3.55%, 7/15/24 (2)	135,000	139
Walmart, 3.40%, 6/26/23	300,000	318
Walt Disney, 4.50%, 2/15/21	20,000	21
Walt Disney, 5.65%, 8/15/20	20,000	20
Wells Fargo, 3.069%, 1/24/23	465,000	476
Wells Fargo, 3.50%, 3/8/22	95,000	98
Wells Fargo Bank, VR, 3.325%, 7/23/21 (8)	250,000	252
Western Midstream Operating, 4.00%, 7/1/22	20,000	21
Willis North America, 3.60%, 5/15/24	40,000	42
Willis North America, 4.50%, 9/15/28	160,000	182
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

WP Carey, 3.85%, 7/15/29	215,000	232
		30,961
Asset-Backed Securities 0.5%
Arby's Funding, Series 2015-1A, Class A2, 4.969%, 10/30/45 (2)	95,750	98
Ascentium Equipment Receivables Trust, Series 2018-1A, Class
A3, 3.21%, 9/11/23 (2)	115,000	116
Avis Budget Rental Car Funding AESOP, Series 2015-1A, Class
A, 2.50%, 7/20/21 (2)	245,000	245
Avis Budget Rental Car Funding AESOP, Series 2016-2A, Class
A, 2.72%, 11/20/22 (2)	150,000	152
Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class
B, 3.55%, 9/22/25 (2)	105,000	111
BMW Vehicle Lease Trust, Series 2017-2, Class A3, 2.07%,
10/20/20	4,667	5
CarMax Auto Owner Trust, Series 2017-4, Class A3, 2.11%,
10/17/22	15,679	16
CarMax Auto Owner Trust, Series 2018-2, Class A3, 2.98%,
1/17/23	70,000	71
CNH Equipment Trust, Series 2017-C, Class A3, 2.08%, 2/15/23	30,915	31
CNH Equipment Trust, Series 2019-C, Class B, 2.35%, 4/15/27	170,000	172
Ford Credit Auto Owner Trust, Series 2019-1, Class B, 3.82%,
7/15/30 (2)	205,000	219
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class
B, 2.34%, 9/15/22	105,000	105
GM Financial Automobile Leasing Trust, Series 2018-2, Class
A4, 3.16%, 4/20/22	65,000	65
GM Financial Consumer Automobile Receivables Trust, Series
2018-2, Class A3, 2.81%, 12/16/22	115,000	116
GreatAmerica Leasing Receivables Funding, Series 2018-1,
Class A3, 2.60%, 6/15/21 (2)	30,532	31
Hardee's Funding, Series 2018-1A, Class A2I, 4.25%, 6/20/48
(2)	44,438	45
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%, 6/20/48
(2)	108,625	113
Hyundai Auto Receivables Trust, Series 2018-A, Class A3,
2.79%, 7/15/22	55,000	55
Jimmy Johns Funding, Series 2017-1A, Class A2I, 3.61%,
7/30/47 (2)	24,375	25
Magnetite XXIII, Series 2019-23A, Class A, CLO, FRN, 3M USD
LIBOR + 1.30%, 3.17%, 10/25/32 (2)	255,000	255

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MMAF Equipment Finance, Series 2017-B, Class A3, 2.21%,
10/17/22 (2)	82,274	82
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68 (2)	130,000	134
Navient Private Education Refi Loan Trust, Series 2019-FA,
Class A2, 2.60%, 8/15/68 (2)	125,000	128
Navient Private Education Refi Loan Trust, Series 2019-GA,
Class A, 2.40%, 10/15/68 (2)	255,000	258
Planet Fitness Master Issuer, Series 2018-1A, Class A2I,
4.262%, 9/5/48 (2)	202,438	207
Santander Retail Auto Lease Trust, Series 2019-A, Class A3,
2.77%, 6/20/22 (2)	100,000	102
Sierra Timeshare Receivables Funding, Series 2015-3A, Class
A, 2.58%, 9/20/32 (2)	12,823	13
SMB Private Education Loan Trust, Series 2016-A, Class A2A,
2.70%, 5/15/31 (2)	156,136	158
SMB Private Education Loan Trust, Series 2017-A, Class A2A,
2.88%, 9/15/34 (2)	269,915	274
SMB Private Education Loan Trust, Series 2018-B, Class A2A,
3.60%, 1/15/37 (2)	100,000	104
Sonic Capital, Series 2018-1A, Class A2, 4.026%, 2/20/48 (2)	49,417	52
Synchrony Credit Card Master Note Trust, Series 2017-2, Class
A, 2.62%, 10/15/25	50,000	51
Verizon Owner Trust, Series 2017-1A, Class C, 2.65%, 9/20/21
(2)	200,000	201
World Omni Auto Receivables Trust, Series 2016-A, Class A3,
1.77%, 9/15/21	5,399	5
World Omni Automobile Lease Securitization Trust, Series 2018-
A, Class B, 3.06%, 5/15/23	260,000	262
		4,077
Non-U. S. Government Mortgage-Backed Securities 0.7%
Ashford Hospitality Trust, Series 2018-ASHF, Class A, ARM, 1M
USD LIBOR + 0.90%, 2.576%, 4/15/35 (2)	140,209	140
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A, ARM,
1M USD LIBOR + 0.93%, 2.606%, 12/15/36 (2)	150,000	150
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
USD LIBOR + 2.16%, 3.836%, 11/25/34 (2)	50,000	50
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65A, ARM, 4.411%, 5/15/52 (2)	100,000	106
CD Mortgage Trust, Series 2016-CD2, Class A4, ARM, 3.526%,
11/10/49	55,000	60
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CGGS Commercial Mortgage Trust, Series 2018-WSS, Class A,
ARM, 1M USD LIBOR + 0.90%, 2.576%, 2/15/37 (2)	125,000	125
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class
A4, 3.778%, 9/10/58	25,000	27
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class
AS, 3.915%, 4/14/50	100,000	110
COLT Mortgage Loan Trust, Series 2018-1, Class A1, CMO,
ARM, 2.93%, 2/25/48 (2)	21,053	21
Commercial Mortgage Trust, Series 2014-LC15, Class B, ARM,
4.599%, 4/10/47	45,000	48
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48	40,000	43
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48	60,000	65
Commercial Mortgage Trust, Series 2015-LC23, Class A4,
3.774%, 10/10/48	100,000	109
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 2.761%, 11/25/29	160,000	159
Connecticut Avenue Securities, Series 2018-C03, Class 1M1,
CMO, ARM, 1M USD LIBOR + 0.68%, 2.341%, 10/25/30	25,574	26
Connecticut Avenue Securities, Series 2018-C05, Class 1M1,
CMO, ARM, 1M USD LIBOR + 0.72%, 2.381%, 1/25/31	97,809	98
Connecticut Avenue Securities Trust, Series 2019-R03, Class
1M1, CMO, ARM, 1M USD LIBOR + 0.75%, 2.411%, 9/25/31 (2)	7,352	7
Deephaven Residential Mortgage Trust, Series 2018-1A, Class
A1, CMO, ARM, 2.976%, 12/25/57 (2)	30,643	31
Deephaven Residential Mortgage Trust, Series 2019-2A, Class
A1, CMO, ARM, 3.558%, 4/25/59 (2)	72,245	73
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (2)	96,393	97
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C,
3.75%, 12/10/36 (2)	165,000	173
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (2)	52,647	53
Galton Funding Mortgage Trust, Series 2019-H1, Class A1,
CMO, ARM, 2.657%, 10/25/59 (2)	117,965	119
Galton Funding Mortgage Trust, Series 2019-H1, Class A3,
CMO, ARM, 2.964%, 10/25/59 (2)	104,354	105
Goldman Sachs Mortgage Securities Trust, Series 2013-GC16,
Class B, ARM, 5.161%, 11/10/46	175,000	193
Goldman Sachs Mortgage Securities Trust, Series 2015-GC32,
Class A4, 3.764%, 7/10/48	25,000	27
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Goldman Sachs Mortgage Securities Trust, Series 2018-GS9,
Class A4, ARM, 3.992%, 3/10/51	65,000	73
Goldman Sachs Mortgage Securities Trust, Series 2019-GSA1,
Class B, 3.511%, 11/10/52	110,000	117
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD
LIBOR + 1.633%, 3.309%, 12/15/36 (2)	70,000	70
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1,
CMO, ARM, 3.766%, 6/25/48 (2)	58,936	60
Homeward Opportunities Fund I Trust, Series 2019-3, Class A1,
CMO, ARM, 2.675%, 11/25/59 (2)	95,962	97
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3,
CMO, ARM, 3.031%, 11/25/59 (2)	95,962	97
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48	50,000	55
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48	65,000	71
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (2)	187,300	191
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (2)	221,803	227
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, CMO,
ARM, 3.25%, 5/25/62 (2)	112,435	115
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2013-C9, Class A4, 3.102%, 5/15/46	20,000	21
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2014-C17, Class B, ARM, 4.464%, 8/15/47	20,000	21
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C24, Class AS, ARM, 4.036%, 5/15/48	35,000	38
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class A4, 3.753%, 12/15/47	85,000	93
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class AS, 4.068%, 12/15/47	155,000	168
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2016-C30, Class A5, 2.86%, 9/15/49	25,000	26
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class D,
3.177%, 11/10/36 (2)	130,000	129
New Orleans Hotel Trust, Series 2019-HNLA, Class C, ARM, 1M
USD LIBOR + 1.589%, 3.265%, 4/15/32 (2)	100,000	100
New Residential Mortgage Loan Trust, Series 2019-NQM5,
Class A1, CMO, ARM, 2.71%, 11/25/59 (2)	162,821	164
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M USD
LIBOR + 1.10%, 2.761%, 10/25/59 (2)	95,537	96
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Seasoned Credit Risk Transfer Trust, Series 2016-1, Class M1,
CMO, ARM, 3.00%, 9/25/55 (2)	15,000	15
Sequoia Mortgage Trust, Series 2018-CH1, Class A11, CMO,
ARM, 3.50%, 2/25/48 (2)	46,015	46
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (2)	73,332	76
Sequoia Mortgage Trust, Series 2018-CH4, Class A11, CMO,
ARM, 4.00%, 10/25/48 (2)	85,664	86
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (2)	96,186	97
Starwood Mortgage Residential Trust, Series 2019-INV1, Class
A1, CMO, ARM, 2.61%, 9/27/49 (2)	90,237	90
Structured Agency Credit Risk Debt Notes, Series 2018-SPI2,
Class M1, CMO, ARM, 3.813%, 5/25/48 (2)	44,297	44
Structured Agency Credit Risk Debt Notes, Series 2019-HQA4,
Class M1, CMO, ARM, 1M USD LIBOR + 0.77%, 2.431%,
11/25/49 (2)	65,838	66
Towd Point Mortgage Trust, Series 2015-5, Class A1B, CMO,
ARM, 2.75%, 5/25/55 (2)	40,766	41
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO,
ARM, 2.75%, 10/25/57 (2)	90,043	91
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (2)	68,936	70
Verus Securitization Trust, Series 2018-INV1, Class A1, CMO,
ARM, 3.626%, 3/25/58 (2)	57,276	58
Verus Securitization Trust, Series 2019-4, Class A1, CMO,
STEP, 2.642%, 11/25/59 (2)	199,104	200
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (2)	207,065	208
Wells Fargo Commercial Mortgage Trust, Series 2015-C30,
Class A4, 3.664%, 9/15/58	41,000	45
Wells Fargo Commercial Mortgage Trust, Series 2015-C31,
Class A4, 3.695%, 11/15/48	100,000	109
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2,
Class A5, 3.767%, 7/15/58	75,000	82
Wells Fargo Commercial Mortgage Trust, Series 2019-C54,
Class B, 3.671%, 12/15/52	155,000	166

		5,834

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

U. S. Government & Agency Mortgage-Backed Securities
0.0% (10)
Federal Home Loan Mortgage
2.413%, 1/25/21	261	—
2.50%, 4/23/20	165,000	165
2.777%, 4/25/23	10,949	11
2.952%, 2/25/27	32,150	34
		210
U. S. Government Agency Obligations (Excluding Mortgage-
Backed) 6.8%
U. S. Treasury Bonds, 2.25%, 8/15/49	1,165,000	1,230
U. S. Treasury Bonds, 2.50%, 2/15/45	145,000	159
U. S. Treasury Bonds, 2.75%, 11/15/42	65,000	74
U. S. Treasury Bonds, 2.75%, 8/15/47 (3)(11)	6,790,000	7,857
U. S. Treasury Bonds, 2.875%, 8/15/45	570,000	668
U. S. Treasury Bonds, 3.00%, 11/15/44	395,000	471
U. S. Treasury Bonds, 3.00%, 5/15/45	235,000	281
U. S. Treasury Bonds, 3.00%, 11/15/45	435,000	522
U. S. Treasury Bonds, 3.00%, 2/15/47	220,000	266
U. S. Treasury Bonds, 3.00%, 5/15/47	100,000	121
U. S. Treasury Bonds, 3.00%, 2/15/48	910,000	1,104
U. S. Treasury Bonds, 3.00%, 8/15/48	1,080,000	1,314
U. S. Treasury Bonds, 3.125%, 11/15/41 (3)	3,812,000	4,620
U. S. Treasury Bonds, 3.125%, 2/15/43	490,000	593
U. S. Treasury Bonds, 3.125%, 8/15/44	610,000	742
U. S. Treasury Bonds, 3.50%, 2/15/39	2,385,000	3,037
U. S. Treasury Bonds, 3.625%, 8/15/43	195,000	255
U. S. Treasury Bonds, 3.875%, 8/15/40	65,000	87
U. S. Treasury Bonds, 5.50%, 8/15/28	80,000	106
U. S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	804,702	871
U. S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	73,989	82
U. S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	164,931	184
U. S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	174,745	202

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

U. S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46	441,698	522
U. S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49	251,449	303
U. S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	62,906	79
U. S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26	200,866	227
U. S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/40	341,533	472
U. S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41	44,631	62
U. S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/21	1,923,028	1,919
U. S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/22	842,875	845
U. S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/22	1,980,828	1,997
U. S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23	2,192,962	2,208
U. S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24	1,608,026	1,638
U. S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	1,232,923	1,262
U. S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	99,971	102
U. S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25	473,357	484
U. S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	776,269	807
U. S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	476,686	494
U. S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	236,914	246
U. S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	113,559	119
U. S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24	1,132,510	1,164
U. S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	198,225	208
U. S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/21	1,827,061	1,846
U. S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23	1,212,559	1,240
U. S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24	405,657	419
U. S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	1,737,364	1,822
U. S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	550,248	594
U. S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/28	35,604	41
U. S. Treasury Inflation-Indexed Notes, 2.50%, 1/15/29	1,132,101	1,398
U. S. Treasury Notes, 1.50%, 9/30/21	145,000	145
U. S. Treasury Notes, 1.50%, 8/15/26	1,010,000	1,016
U. s. Treasury Notes, 1.625%, 12/31/21	326,000	328
U. S. Treasury Notes, 1.625%, 2/15/26	35,000	35
U. S. Treasury Notes, 1.875%, 9/30/22	25,000	25
U. S. Treasury Notes, 2.00%, 5/31/24	160,000	165
U. S. Treasury Notes, 2.125%, 8/15/21	10,000	10
U. S. Treasury Notes, 2.25%, 11/15/27	35,000	37
U. S. Treasury Notes, 2.50%, 1/31/24	230,000	241

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U. S. Treasury Notes, 2.625%, 7/31/20	50,000	50
U. S. Treasury Notes, 2.75%, 7/31/23	1,315,000	1,379
U. S. Treasury Notes, 2.75%, 2/15/24	45,000	48
U. S. Treasury Notes, 2.75%, 2/15/28 (3)	2,665,000	2,926
		53,769
Municipal Securities 0.2%
California, Build America, GO, 7.625%, 3/1/40	35,000	59
Florida State Board of Administration Fin. Corp. , Series A,
2.638%, 7/1/21	45,000	46
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29	15,000	17
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	15,000	24
Maryland Economic Dev. , Seagirt Marine Terminal, Series B,
4.75%, 6/1/42	175,000	191
Maryland HHEFA, Univ. of Maryland Medical, Series B, 4.665%,
7/1/36	20,000	24
Metropolitan Transportation Auth. , Build America, Series A-1,
5.871%, 11/15/39	15,000	20
Miami-Dade County Transit System, Build America, Series B,
5.624%, 7/1/40	160,000	220
Miami-Dade County Water & Sewer System, Series C, 3.49%,
10/1/42	90,000	94
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57	129,000	189
New York State Dormitory Auth. , Build America, 5.628%,
3/15/39	15,000	19
Philadelphia Auth. for IDA, GO, 3.964%, 4/15/26	5,000	5
Port Auth. of New York & New Jersey, Series 182, 5.31%,
8/1/46	20,000	22
South Carolina Public Service Auth. , Series D, 2.388%, 12/1/23	25,000	25
Texas A&M Univ. , Series B, 3.33%, 5/15/39	250,000	264
Univ. of California Regents, Build America, 5.77%, 5/15/43	15,000	21
Univ. of California Regents, Series AJ, 4.601%, 5/15/31	25,000	30
Virginia Commonwealth Univ. Health System Auth. , Series A,
4.956%, 1/1/44	25,000	33

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Wisconsin General Fund Annual Appropriation, Series A,
3.954%, 5/1/36	110,000	120
		1,423
Bond Mutual Funds 19.4%
T. Rowe Price Dynamic Global Bond Fund - I Class, 2.23%
(12)(13)	1,657,486	15,017
T. Rowe Price Emerging Markets Local Currency Bond Fund,
4.72% (12)(13)	3,444,329	21,975
T. Rowe Price Institutional Emerging Markets Bond Fund,
4.43% (12)(13)	3,679,160	31,972
T. Rowe Price Institutional Floating Rate Fund, 4.52% (12)(13)	1,144,161	11,293
T. Rowe Price Institutional High Yield Fund, 4.26% (12)(13)	1,860,939	16,469
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.45% (12)(13)	732,363	7,412
T. Rowe Price International Bond Fund - I Class, 1.48% (12)(13)	2,053,284	18,623
T. Rowe Price Ultra Short-Term Bond Fund - I Class, 2.08%
(12)(13)	5,972,731	30,162
		152,923
Equity Mutual Funds 0.5%
T. Rowe Price Institutional Frontier Markets Equity Fund (13)	440,576	4,212
		4,212
Private Investment Companies 10.0%
Blackstone Partners Offshore Fund (1)(6)	65,319	78,840
		78,840
Total United States (Cost $464,461)		532,669

SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.9%
T. Rowe Price Treasury Reserve Fund, 1.57% (13)(14)	14,757,436	14,757
Total Short-Term Investments (Cost $14,757)		14,757

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.4%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.4%
Short-Term Funds 0.4%
T. Rowe Price Short-Term Fund, 1.75% (13)(14)	304,942	3,050
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		3,050
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund, 1.75% (13)(14)	12,136	121
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		121
Total Securities Lending Collateral (Cost $3,171)		3,171

Total Investments in Securities 100.4%
(Cost $692,080)		$791,096
Other Assets Less Liabilities (0.4)%		(3,278)
Net Assets 100.0%		$787,818

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $18,283 and represents 2.3% of net assets.
(3)	All or a portion of this security is pledged to cover or as collateral for written call options at January 31, 2020.
(4)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(5)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $532 and represents 0.1% of net assets.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

(6)	Level 3 in fair value hierarchy.
(7)	All or a portion of this security is on loan at January 31, 2020.
(8)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(9)	Organized as a closed-end management investment company.
(10)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(11)	At January 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(12)	SEC 30-day yield
(13)	Affiliated Companies
(14)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ADR	American Depositary Receipts
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
CAD	Canadian Dollar
CDI	CHESS or CREST Depositary Interest
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
CVA	Dutch Certificate (Certificaten Van Aandelen)
DKK	Danish Krone
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipts
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
HKD	Hong Kong Dollar
IDA	Industrial Development Authority/Agency
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-counter
PTT	Pass-Through Trust
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR	Swedish Depositary Receipts
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
Exchange-Traded Options Written (0.1)%
Description		Contracts	Notional Amount	$ Value
iShares iBoxx High Yield Corporate Bond ETF, Put,
2/21/20 @ $87.00		1,365	11,948	(60)
S&P 500 Index, Call, 2/21/20 @ $3,350.00		28	9,032	(9)
S&P 500 Index, Call, 2/21/20 @ $3,325.00		28	9,031	(19)
S&P 500 Index, Call, 2/21/20 @ $3,300.00		29	9,354	(41)
S&P 500 Index, Put, 2/21/20 @ $3,075.00		40	12,902	(62)
U. S. Treasury Long Bond futures contracts, Call,
2/21/20 @ $162.00		31	5,070	(74)
U. S. Treasury Long Bond futures contracts, Call,
2/21/20 @ $160.00		29	4,742	(112)
U. S. Treasury Long Bond futures contracts, Put,
2/21/20 @ $154.00		31	5,070	—
U. S. Treasury Long Bond futures contracts, Put,
2/21/20 @ $153.00		29	4,742	—
Total Exchange-Traded Options Written (Premiums $(313))				$ (377)

OTC Options Written (0.0)%
Counterparty	Description	Contracts	Notional Amount	$ Value
JPMorgan	Erste Group Bank, Call, 2/21/20 @
Chase	36.00 (EUR)	4	13	—
JPMorgan	Erste Group Bank, Call, 3/20/20 @
Chase	36.00 (EUR)	3	10	—
Goldman
Sachs	Essity, Call, 2/21/20 @ 330.00 (SEK)	7	214	—
Goldman
Sachs	Essity, Call, 2/21/20 @ 320.00 (SEK)	23	703	—
JPMorgan	NXP Semiconductors, Call, 7/17/20 @
Chase	$145.00	1	13	—
JPMorgan	NXP Semiconductors, Call, 1/15/21 @
Chase	$150.00	3	38	(2)
JPMorgan
Chase	Thales, Call, 2/21/20 @ 98.00 (EUR)	2	20	(1)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

(Amounts in 000s, except for contracts)
OTC Options Written (Continued)
Counterparty	Description	Contracts	Notional Amount	$ Value
JPMorgan	Ubisoft Entertainment, Call, 2/21/20 @
Chase	70.00 (EUR)	3	20	(1)
Total OTC Options Written (Premiums $(5))				$(4)
Total Options Written (Premiums $(318))				$(381)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
JPMorgan Chase	2/4/20	AUD	4,601	USD	3,080$	1
JPMorgan Chase	2/4/20	CHF	4,217	USD	4,371	8
JPMorgan Chase	2/4/20	DKK	5,715	USD	847	1
JPMorgan Chase	2/4/20	EUR	13,228	USD	14,658	16
JPMorgan Chase	2/4/20	GBP	5,847	USD	7,709	13
JPMorgan Chase	2/4/20	HKD	11,860	USD	1,527	—
JPMorgan Chase	2/4/20	ILS	532	USD	154	—
JPMorgan Chase	2/4/20	JPY	1,245,075	USD	11,489	4
JPMorgan Chase	2/4/20	NOK	2,559	USD	278	1
JPMorgan Chase	2/4/20	NZD	194	USD	126	—
JPMorgan Chase	2/4/20	SEK	11,715	USD	1,215	2
JPMorgan Chase	2/4/20	SGD	804	USD	589	—
JPMorgan Chase	2/4/20	USD	3,236	AUD	4,601	156
JPMorgan Chase	2/4/20	USD	4,363	CHF	4,217	(16)
JPMorgan Chase	2/4/20	USD	860	DKK	5,715	12
JPMorgan Chase	2/4/20	USD	14,877	EUR	13,228	202
JPMorgan Chase	2/4/20	USD	7,751	GBP	5,847	30
JPMorgan Chase	2/4/20	USD	1,521	HKD	11,860	(6)
JPMorgan Chase	2/4/20	USD	154	ILS	532	—
JPMorgan Chase	2/4/20	USD	11,473	JPY	1,245,075	(20)
JPMorgan Chase	2/4/20	USD	291	NOK	2,559	13
JPMorgan Chase	2/4/20	USD	131	NZD	194	5
JPMorgan Chase	2/4/20	USD	1,253	SEK	11,715	36
JPMorgan Chase	2/4/20	USD	598	SGD	804	9
JPMorgan Chase	3/3/20	USD	3,220	AUD	4,809	(1)
JPMorgan Chase	3/3/20	USD	4,502	CHF	4,335	(8)
JPMorgan Chase	3/3/20	USD	883	DKK	5,941	(1)
JPMorgan Chase	3/3/20	USD	14,747	EUR	13,286	(17)
JPMorgan Chase	3/3/20	USD	7,602	GBP	5,762	(13)
JPMorgan Chase	3/3/20	USD	1,465	HKD	11,379	—
JPMorgan Chase	3/3/20	USD	160	ILS	551	—
JPMorgan Chase	3/3/20	USD	11,378	JPY	1,231,221	(5)
JPMorgan Chase	3/3/20	USD	277	NOK	2,555	(1)
JPMorgan Chase	3/3/20	USD	129	NZD	199	—
JPMorgan Chase	3/3/20	USD	1,241	SEK	11,945	(2)
JPMorgan Chase	3/3/20	USD	589	SGD	803	—
UBS Investment Bank	2/14/20	USD	118	JPY	12,866	(1)
Net unrealized gain (loss) on open forward
currency exchange contracts						$418

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 37 MSCI EAFE Index contracts	3/20	(3,656)	$96
Long, 502 Russell 2000 E-Mini Index contracts	3/20	40,529	(855)
Short, 13 S&P 500 E-Mini Index contracts	3/20	(2,096)	5
Long, 27 U.S. Treasury Long Bonds contracts	3/20	4,415	54
Long, 67 U. S. Treasury Notes five year contracts	3/20	8,062	62
Short, 20 U. S. Treasury Notes ten year contracts	3/20	(2,633)	(39)
Long, 29 U. S. Treasury Notes two year contracts	3/20	6,274	26
Long, 1 Ultra U. S. Treasury Bonds contracts	3/20	194	(1)
Long, 17 Ultra U. S. Treasury Notes ten year contracts	3/20	2,476	50
Net payments (receipts) of variation margin to date			(155)

Variation margin receivable (payable) on open futures contracts			$(757)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
		Net Realized Gain	Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Dynamic Global
Bond Fund - I Class		$—	$(81)	$103
T. Rowe Price Emerging Markets
Local Currency Bond Fund		—	(28)	281
T. Rowe Price Institutional
Emerging Markets Bond Fund		—	774	409
T. Rowe Price Institutional
Floating Rate Fund		—	71	116
T. Rowe Price Institutional
Frontier Markets Equity Fund		—	131	52
T. Rowe Price Institutional High
Yield Fund		—	110	224
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class		—	(27)	134
T. Rowe Price International
Bond Fund - I Class		—	69	102
T. Rowe Price Ultra Short-Term
Bond Fund - I Class		—	—	181
T. Rowe Price Treasury Reserve
Fund		—	—	57
T. Rowe Price Short-Term Fund		—	—	—++
Totals	$	—#	$1,019	$1,659+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

Affiliated Companies (Continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/19	Cost	Cost	1/31/20
T. Rowe Price Dynamic
Global Bond Fund - I Class $	14,393	$705	$—	$ 15,017
T. Rowe Price Emerging
Markets Local Currency
Bond Fund	21,316	687	—	21,975
T. Rowe Price Institutional
Emerging Markets Bond
Fund	30,181	1,017	—	31,972
T. Rowe Price Institutional
Floating Rate Fund	9,353	1,869	—	11,293
T. Rowe Price Institutional
Frontier Markets Equity
Fund	4,029	52	—	4,212
T. Rowe Price Institutional
High Yield Fund	15,730	629	—	16,469
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	7,304	135	—	7,412
T. Rowe Price International
Bond Fund - I Class	17,951	604	—	18,623
T. Rowe Price Ultra Short-
Term Bond Fund - I Class	29,978	184	—	30,162
T. Rowe Price Treasury
Reserve Fund	14,187	¤	¤	14,757
T. Rowe Price Short-Term
Fund	2,701	¤	¤	3,171
				$ 175,063	^

#	Capital gain distributions from mutual funds represented $97 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $1,659 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $175,658.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL ALLOCATION FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Allocation Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE GLOBAL ALLOCATION FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Investments in private investment companies generally are categorized either in Level 2 or 3, depending on the significance of unobservable inputs. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The

T. ROWE PRICE GLOBAL ALLOCATION FUND

objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 110,619	$ —	$ 110,619
Bond Mutual Funds	152,923	—	—	152,923
Common Stocks	223,465	198,615	140	422,220
Convertible Preferred Stocks	—	1,214	420	1,634
Equity Mutual Funds	4,212	—	—	4,212
Preferred Stocks	—	2,720	—	2,720
Private Investment Companies	—	—	78,840	78,840
Short-Term Investments	14,757	—	—	14,757
Securities Lending Collateral	3,171	—	—	3,171
Total Securities	398,528	313,168	79,400	791,096
Forward Currency Exchange Contracts	—	509	—	509
Total	$398,528	$ 313,677	$ 79,400	$ 791,605
Liabilities
Options Written	$186	$ 195	$ —	$ 381
Forward Currency Exchange Contracts	—	91	—	91
Futures Contracts	757	—	—	757
Total	$943	$ 286	$ —	$ 1,229

1 Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal Securities, Non-U.S.
Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities, U.S.
Government Agency Obligations (Excluding Mortgage-Backed).

Following is a reconciliation of the fund’s Level 3 holdings for the period ended January 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2020, totaled $1,936,000 for the period ended January 31, 2020.
During the period, transfers into Level 3 resulted from a lack of observable market data for the security.

T. ROWE PRICE GLOBAL ALLOCATION FUND

($000s)	Beginning				Transfers	Ending
	Balance	Gain (Loss)	Total		Into	Balance
	11/1/19	During Period	Purchases	Total Sales	Level 3	1/31/20
Investment in Securities
Common Stocks	$138	$(23)	$–	$(4)	$29	$140
Convertible Preferred
Stocks	229	55	136	–	–	420
Private Investment
Companies	72,436	1,904	4,500	–	–	78,840
Total	$72,803	$1,936	$4,636	$(4)	$29	$79,400

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments	Market	Valuation	Significant Unobservable	Value or	Weighted	Impact to
in Securities	Value	Technique(s) +	Input(s)	Range of	Average of	Valuation
	(000s)			Input(s)	Input(s) *	from an
Increase in
Input**
Common	$ 140	Recent	-#	-#	-#	-#
Stock		comparable
transaction
price(s)
		Market	Enterprise Value to Gross	10.9x - 18.4x	14.8x	Increase
		comparable	Profit Multiple
			Discount for lack of	10%	10%	Decrease
marketability
			EBIT Growth Rate	56%	56%	Increase

			Enterprise Value to Sales	7.2x	7.2x	Increase
Multiple
			Enterprise Value to EBIT	15.7x - 19.9x	17.8x	Increase
Multiple
Convertible	$ 420	Recent	-#	-#	-#	-#
Preferred		comparable
Stocks		transaction
price(s)
		Market	Discount for lack of	10%	10%	Decrease
		comparable	marketability
			EBIT Growth Rate	40%	40%	Increase

			Enterprise Value to Sales	4.4x	4.4x	Increase
Multiple
			Enterprise Value to EBIT	17.9x - 23.6x	20.8x	Increase
Multiple
Private	$ 78,840	Rollforward of	Estimated return	0.77%	0.77%	Increase
Investment		Investee NAV
Companies

# - No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.

*Unobservable inputs were weighted by the relative fair value of the instruments.

**Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

+ Valuation techniques may change in order to reflect our judgment of current market participant assumptions.